Commitments (Q3) (Details) - USD ($)			9 Months Ended
	Nov. 05, 2020	May 20, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Underwriting Agreement [Abstract]
Deferred fee aggregate value for legal firm and transfer agent			$ 234,948		$ 26,706
Outstanding amount			2,330,304		$ 0
Proceeds from promissory note			$ 2,330,304	$ 0
The Note [Member]
Underwriting Agreement [Abstract]
Amount deposited in trust account		$ 373,000
Interest rate		1.00%
The Note [Member] | Subsequent Event [Member]
Underwriting Agreement [Abstract]
Proceeds from promissory note	$ 35,344
The Note [Member] | Maximum [Member]
Underwriting Agreement [Abstract]
Principal amount		$ 2,365,649
Amount deposited in trust account		1,900,000
Business combination of lender advance		$ 500,000